Subsequent Events (Details) - Subsequent Event	Nov. 03, 2017 USD ($) shares	Oct. 19, 2017 USD ($) $ / ft²	Nov. 06, 2017 shares
Facility sublease
Sublease agreement
Sublease expiration, period prior to facility lease expiration		15 days
Base sublease rent per rentable square foot, per month | $ / ft²		3.25
Total base sublease rent per month		$ 79,950
Final sublease rent per rentable square foot, per month | $ / ft²		3.35
Total final sublease rent per month		$ 82,410
Purchase Agreement - Lincoln Park | Common Stock
Purchase Agreement
Counterparty's maximum obligation to purchase the Company's stock	$ 15,000,000
Obligation period	30 months
Stock issued as commitment fee (in shares) | shares	23,584
Number of shares under registration statement | shares			248,750